FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS
Schedule of financial instruments

		Financial	Financial
	Observable	instruments	instruments
	input	measured at fair	measured at	Total carrying
Categories of financial assets and liabilities (USDm):	(level 2)	value	amortized cost	value

2022
Financial assets
Loan receivables¹⁾	—	—	4.6	4.6
Trade receivables¹⁾	—	—	259.5	259.5
Other receivables	55.3	55.3	18.7	74.0
Cash and cash equivalents, including restricted cash¹⁾	—	—	323.8	323.8
Total	55.3	55.3	606.6	661.9

Financial liabilities
Borrowings¹⁾²⁾	—	—	966.9	966.9
Other non-current liabilities			3.0	3.0
Trade payables¹⁾	—	—	48.5	48.5
Other liabilities¹⁾	1.9	1.9	29.2	31.1
Total	1.9	1.9	1,047.6	1,049.5

2021
Financial assets
Loan receivables¹⁾	—	—	4.6	4.6
Trade receivables¹⁾	—	—	84.0	84.0
Other receivables	8.3	8.3	31.7	40.0
Cash and cash equivalents, including restricted cash¹⁾	—	—	171.7	171.7
Total	8.3	8.3	292.0	300.3

Financial liabilities
Borrowings¹⁾²⁾	—	—	1,135.3	1,135.3
Trade payables¹⁾	—	—	35.3	35.3
Other liabilities¹⁾	11.2	11.2	32.5	43.7
Total	11.2	11.2	1,203.1	1,214.3

2020
Financial assets
Loan receivables¹⁾	—	—	4.6	4.6
Trade receivables¹⁾	—	—	58.6	58.6
Other receivables	4.5	4.5	20.4	24.9
Cash and cash equivalents, including restricted cash¹⁾	—	—	135.6	135.6
Total	4.5	4.5	219.2	223.7

Financial liabilities
Borrowings¹⁾²⁾	—	—	842.4	842.4
Trade payables¹⁾	—	—	14.4	14.4
Other liabilities¹⁾	24.7	24.7	35.1	59.8
Total	24.7	24.7	891.9	916.6

¹⁾    Due to the short maturity, the carrying value is considered to be an appropriate expression of the fair value.

²⁾    See note 20.

³⁾    Derivative financial instruments are presented in the balance sheet line “Other receivables” and ”Other liabilities”.